Capital Management	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Capital Management
Note 7: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and internal assessment of required economic capital; underpins our operating groups’ business strategies; supports depositor, investor and regulator confidence, while building long-term shareholder value; and is consistent with our target credit ratings.
As at January 31, 2023, we met OSFI’s target capital ratio requirements, which include a 2.5% Capital Conservation Buffer, a 1.0% Common Equity Surcharge for Domestic Systemically Important Banks
(D-SIBs),
a Countercyclical Buffer and a 2.5
% Domestic Stability Buffer (DSB) applicable to D-SIBs. On December 8, 2022, OSFI announced that the DSB level will be set at
3
% of total risk-weighted assets as of February 1, 2023. In addition, OSFI increased the DSB’s range from
0
% to
2.5
%, to
0
% to
4
%. Our capital position as at January 31, 2023 is further detailed in the Capital Management section of our interim Management’s Discussion and Analysis.
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	January 31, 2023	October 31, 2022
CET1 Capital	63,115	60,891
Tier 1 Capital	69,988	67,121
Total Capital	78,356	75,309
Total Loss-Absorbing Capacity (TLAC)	129,237	120,663
Risk-Weighted Assets	347,454	363,997
Leverage Exposures	1,181,914	1,189,990
CET1 Ratio	18.2%	16.7%
Tier 1 Capital Ratio	20.1%	18.4%
Total Capital Ratio	22.6%	20.7%
TLAC Ratio	37.2%	33.1%
Leverage Ratio	5.9%	5.6%
TLAC Leverage Ratio	10.9%	10.1%

(1)	Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity Guideline.